Short-term Investments (Details)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Short term Investments	$ 100,949,403	¥ 725,664,686
Wealth Management Product [Member]
Short term Investments	$ 100,949,403	¥ 725,664,686